Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,563,117.78

Principal:
Principal Collections	$29,087,040.75
Prepayments in Full	$13,910,288.99
Liquidation Proceeds	$590,989.76
Recoveries	$6,535.10
Sub Total	$43,594,854.60
Collections	$47,157,972.38

Purchase Amounts:
Purchase Amounts Related to Principal	$80,129.82
Purchase Amounts Related to Interest	$357.31
Sub Total	$80,487.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,238,459.51

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,238,459.51
Servicing Fee	$960,331.40	$960,331.40	$0.00	$0.00	$46,278,128.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,278,128.11
Interest - Class A-2 Notes	$163,641.47	$163,641.47	$0.00	$0.00	$46,114,486.64
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$45,766,111.64
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$45,644,890.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,644,890.97
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$45,577,008.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,577,008.30
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$45,525,707.05
Third Priority Principal Payment	$3,438,778.81	$3,438,778.81	$0.00	$0.00	$42,086,928.24
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$42,025,103.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,025,103.66
Regular Principal Payment	$39,953,510.80	$39,953,510.80	$0.00	$0.00	$2,071,592.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,071,592.86
Residual Released to Depositor	$0.00	$2,071,592.86	$0.00	$0.00	$0.00
Total		$47,238,459.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,438,778.81
Regular Principal Payment					$39,953,510.80
Total					$43,392,289.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$43,392,289.61	$80.55	$163,641.47	$0.30	$43,555,931.08	$80.85
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$43,392,289.61	$26.95	$814,245.64	$0.51	$44,206,535.25	$27.46

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$417,808,009.17	0.7755857	$374,415,719.56	0.6950357
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,095,248,009.17	0.6801769	$1,051,855,719.56	0.6532292

Pool Information
Weighted Average APR	3.866%	3.858%
Weighted Average Remaining Term	46.01	45.27
Number of Receivables Outstanding	64,373	62,946
Pool Balance	$1,152,397,685.21	$1,108,292,964.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,102,189,684.48	$1,060,239,230.36
Pool Factor	0.6991955	0.6724358

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$16,624,394.46
Yield Supplement Overcollateralization Amount	$48,053,733.75
Targeted Overcollateralization Amount	$56,437,244.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,437,244.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		143	$436,271.78
(Recoveries)		27	$6,535.10
Net Losses for Current Collection Period			$429,736.68
Cumulative Net Losses Last Collection Period			$1,705,123.33
Cumulative Net Losses for all Collection Periods			$2,134,860.01

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.86%	461	$9,482,761.95
61-90 Days Delinquent	0.09%	46	$981,922.21
91-120 Days Delinquent	0.03%	16	$378,070.21
Over 120 Days Delinquent	0.02%	10	$233,474.19
Total Delinquent Receivables	1.00%	533	$11,076,228.56

Repossession Inventory:
Repossessed in the Current Collection Period		33	$782,449.82
Total Repossessed Inventory		47	$1,188,592.66

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2463%
Prior Collection Period			0.4886%
Current Collection Period			0.4562%
Three Month Average			0.3970%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1256%
Prior Collection Period			0.1165%
Current Collection Period			0.1144%
Three Month Average			0.1188%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer